UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page

   Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York           November 12, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:   $102,136
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                             FORM 13F
                                                       Joho Capital, L.L.C.
                                                             30-Sep-02

COLUMN 1                  COLUMN  2   COLUMN 3    COLUMN 4             COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8

                         TITLE                     VALUE        SHRS OR      SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS      CUSIP      (X$1000)      PRN AMT      PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE

AFLAC, INC               Common Stock  001055102   61,778,970     2,013,000  SH         Sole               2,013,000
INTERNET INITIATIVE
   JAPAN INC ADR         Common Stock  46059T109   12,997,529     3,169,356  SH         Sole               3,169,356
ELECTRONIC ARTS INC      Common Stock  285512109   10,047,687       152,330  SH         Sole                 152,330
ASML Holdings NV -
   NY Reg Shares         Common Stock  070591110    9,501,650     1,535,000  SH         Sole               1,535,000
LEXMARK                  Common Stock  529771107    7,303,800       155,400  SH         Sole                 155,400
Crosswave
   Communications ADR    Common Stock  227686102      506,400       633,000  SH         Sole                 633,000


                         Total Market Value                     102,136,036


All of the above investments are held in the name of either Joho Fund, Ltd.
or Joho Partners, L.P. Joho Capital, L.L.C. has full investment discretion and voting authority.



01642.0001 #360088